TAXATION - Schedule of Principal statutory taxes rates and current tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
TAXATION
Current tax expense	$ (1,408,386)	$ (8,894,201)	$ (1,311,505)
Deferred tax	134,770	5,115,586	2,380,157
Income tax expenses	$ (1,273,616)	$ (3,778,615)	$ 1,068,652